CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY - Fair Value Assumptions (Details)	Dec. 31, 2020 Y
Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input	0.5000
Expected dividend rate
Class of Warrant or Right [Line Items]
Warrant measurement input	0.00
Minimum | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant measurement input	0.5
Minimum | Risk-free rate
Class of Warrant or Right [Line Items]
Warrant measurement input	0.0009
Maximum | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant measurement input	1.5
Maximum | Risk-free rate
Class of Warrant or Right [Line Items]
Warrant measurement input	0.0012